Annual Fund Operating Expenses	Oct. 31, 2025
Brown Advisory Growth Equity Fund | Brown Advisory Growth Equity Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.71%
Brown Advisory Growth Equity Fund | Brown Advisory Growth Equity Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.86%
Brown Advisory Growth Equity Fund | Brown Advisory Growth Equity Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	1.11%
Brown Advisory Flexible Equity Fund | Brown Advisory Flexible Equity Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.52%
Brown Advisory Flexible Equity Fund | Brown Advisory Flexible Equity Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.67%
Brown Advisory Flexible Equity Fund | Brown Advisory Flexible Equity Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.92%
Brown Advisory Sustainable Growth Fund | Brown Advisory Sustainable Growth Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.09%
Expenses (as a percentage of Assets)	0.60%
Brown Advisory Sustainable Growth Fund | Brown Advisory Sustainable Growth Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.09%
Expenses (as a percentage of Assets)	0.75%
Brown Advisory Sustainable Growth Fund | Brown Advisory Sustainable Growth Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.09%
Expenses (as a percentage of Assets)	1.00%
Brown Advisory Mid-Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Brown Advisory Mid-Cap Growth Fund | Brown Advisory Mid-Cap Growth Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.83%	[2]
Brown Advisory Mid-Cap Growth Fund | Brown Advisory Mid-Cap Growth Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.98%	[2]
Brown Advisory Mid-Cap Growth Fund | Brown Advisory Mid-Cap Growth Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	1.23%	[2]
Brown Advisory Small-Cap Growth Fund | Brown Advisory Small‑Cap Growth Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.96%
Brown Advisory Small-Cap Growth Fund | Brown Advisory Small‑Cap Growth Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.11%
Brown Advisory Small-Cap Growth Fund | Brown Advisory Small‑Cap Growth Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.36%
Brown Advisory Small‑Cap Fundamental Value Fund | Brown Advisory Small‑Cap Fundamental Value Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	1.01%	[5]
Brown Advisory Small‑Cap Fundamental Value Fund | Brown Advisory Small‑Cap Fundamental Value Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	1.16%	[5]
Brown Advisory Small‑Cap Fundamental Value Fund | Brown Advisory Small‑Cap Fundamental Value Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	1.41%	[5]
Brown Advisory Sustainable Small-Cap Core Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Brown Advisory Sustainable Small-Cap Core Fund | Brown Advisory Sustainable Small-Cap Core Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.11%)	[7]
Net Expenses (as a percentage of Assets)	0.94%	[7]
Brown Advisory Sustainable Small-Cap Core Fund | Brown Advisory Sustainable Small-Cap Core Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.11%)	[7]
Net Expenses (as a percentage of Assets)	1.09%	[7]
Brown Advisory Sustainable Small-Cap Core Fund | Brown Advisory Sustainable Small-Cap Core Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	(0.11%)	[7]
Net Expenses (as a percentage of Assets)	1.34%	[7]
Brown Advisory Sustainable Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Brown Advisory Sustainable Value Fund | Brown Advisory Sustainable Value Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%	[8]
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.06%)	[9]
Net Expenses (as a percentage of Assets)	0.71%	[9]
Brown Advisory Sustainable Value Fund | Brown Advisory Sustainable Value Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%	[8]
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.06%)	[9]
Net Expenses (as a percentage of Assets)	0.86%	[9]
Brown Advisory Sustainable Value Fund | Brown Advisory Sustainable Value Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%	[8]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.06%)	[9]
Net Expenses (as a percentage of Assets)	1.11%	[9]
Brown Advisory Global Leaders Fund | Brown Advisory Global Leaders Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%	[10]
Expenses (as a percentage of Assets)	0.76%
Brown Advisory Global Leaders Fund | Brown Advisory Global Leaders Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%	[10]
Expenses (as a percentage of Assets)	0.91%
Brown Advisory Global Leaders Fund | Brown Advisory Global Leaders Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%	[10]
Expenses (as a percentage of Assets)	1.16%
Brown Advisory Sustainable International Leaders Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Brown Advisory Sustainable International Leaders Fund | Brown Advisory Sustainable International Leaders Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.01%	[11]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.31%)	[12]
Net Expenses (as a percentage of Assets)	0.86%	[12]
Brown Advisory Sustainable International Leaders Fund | Brown Advisory Sustainable International Leaders Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.01%	[11]
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.31%)	[12]
Net Expenses (as a percentage of Assets)	1.01%	[12]
Brown Advisory Sustainable International Leaders Fund | Brown Advisory Sustainable International Leaders Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.01%	[11]
Expenses (as a percentage of Assets)	1.57%
Fee Waiver or Reimbursement	(0.31%)	[12]
Net Expenses (as a percentage of Assets)	1.26%	[12]
Brown Advisory Intermediate Income Fund | Brown Advisory Intermediate Income Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%	[13]
Expenses (as a percentage of Assets)	0.49%
Brown Advisory Intermediate Income Fund | Brown Advisory Intermediate Income Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%	[13]
Expenses (as a percentage of Assets)	0.54%
Brown Advisory Intermediate Income Fund | Brown Advisory Intermediate Income Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%	[13]
Expenses (as a percentage of Assets)	0.79%
Brown Advisory Sustainable Bond Fund | Brown Advisory Sustainable Bond Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%	[14]
Expenses (as a percentage of Assets)	0.42%
Brown Advisory Sustainable Bond Fund | Brown Advisory Sustainable Bond Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%	[14]
Expenses (as a percentage of Assets)	0.47%
Brown Advisory Sustainable Bond Fund | Brown Advisory Sustainable Bond Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%	[14]
Expenses (as a percentage of Assets)	0.72%
Brown Advisory Maryland Bond Fund | Brown Advisory Maryland Bond Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%	[15]
Expenses (as a percentage of Assets)	0.44%
Brown Advisory Maryland Bond Fund | Brown Advisory Maryland Bond Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%	[15]
Expenses (as a percentage of Assets)	0.49%
Brown Advisory Maryland Bond Fund | Brown Advisory Maryland Bond Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%	[15]
Expenses (as a percentage of Assets)	0.74%
Brown Advisory Tax-Exempt Bond Fund | Brown Advisory Tax-Exempt Bond Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.41%
Brown Advisory Tax-Exempt Bond Fund | Brown Advisory Tax-Exempt Bond Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.46%
Brown Advisory Tax-Exempt Bond Fund | Brown Advisory Tax-Exempt Bond Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.71%
Brown Advisory Tax-Exempt Sustainable Bond Fund | Brown Advisory Tax-Exempt Sustainable Bond Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%	[16]
Expenses (as a percentage of Assets)	0.43%
Brown Advisory Tax-Exempt Sustainable Bond Fund | Brown Advisory Tax-Exempt Sustainable Bond Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%	[16]
Expenses (as a percentage of Assets)	0.48%
Brown Advisory Tax-Exempt Sustainable Bond Fund | Brown Advisory Tax-Exempt Sustainable Bond Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%	[16]
Expenses (as a percentage of Assets)	0.73%
Brown Advisory Mortgage Securities Fund | Brown Advisory Mortgage Securities Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%	[17]
Expenses (as a percentage of Assets)	0.46%
Brown Advisory Mortgage Securities Fund | Brown Advisory Mortgage Securities Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%	[17]
Expenses (as a percentage of Assets)	0.51%
Brown Advisory Mortgage Securities Fund | Brown Advisory Mortgage Securities Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%	[17]
Expenses (as a percentage of Assets)	0.76%
Brown Advisory WMC Strategic European Equity Fund | Brown Advisory WMC Strategic European Equity Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.01%	[18]
Expenses (as a percentage of Assets)	1.05%
Brown Advisory WMC Strategic European Equity Fund | Brown Advisory WMC Strategic European Equity Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.01%	[18]
Expenses (as a percentage of Assets)	1.20%
Brown Advisory WMC Strategic European Equity Fund | Brown Advisory - WMC Strategic European Equity Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.01%	[18]
Expenses (as a percentage of Assets)	1.45%
Brown Advisory Emerging Markets Select Fund | Brown Advisory Emerging Markets Select Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.20%
Expenses (as a percentage of Assets)	1.10%
Brown Advisory Emerging Markets Select Fund | Brown Advisory Emerging Markets Select Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.20%
Expenses (as a percentage of Assets)	1.25%
Brown Advisory Emerging Markets Select Fund | Brown Advisory Emerging Markets Select Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.20%
Expenses (as a percentage of Assets)	1.50%
Brown Advisory Beutel Goodman Large-Cap Value Fund | Brown Advisory Beutel Goodman Large-Cap Value Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%	[19]
Expenses (as a percentage of Assets)	0.55%
Brown Advisory Beutel Goodman Large-Cap Value Fund | Brown Advisory Beutel Goodman Large-Cap Value Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%	[19]
Expenses (as a percentage of Assets)	0.70%
Brown Advisory Beutel Goodman Large-Cap Value Fund | Brown Advisory Beutel Goodman Large-Cap Value Fund Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%	[19]
Expenses (as a percentage of Assets)	0.95%
Brown Advisory WMC Japan Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Brown Advisory WMC Japan Equity Fund | Brown Advisory WMC Japan Equity Fund, Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%	[20]
Expenses (as a percentage of Assets)	1.02%
Brown Advisory WMC Japan Equity Fund | Brown Advisory WMC Japan Equity Fund, Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%	[20]
Expenses (as a percentage of Assets)	1.17%
Brown Advisory WMC Japan Equity Fund | Brown Advisory WMC Japan Equity Fund, Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%	[20]
Expenses (as a percentage of Assets)	1.42%

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Brown Advisory LLC (the “Adviser”) has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement for Institutional Shares, Investor Shares and Advisor Shares to 0.82%, 0.97% and 1.22%, respectively, of the Fund’s average daily net assets through October 31, 2026. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations or the limitations in place at the time the reduction was originally made and the reimbursement is made within three years after the date on which the Adviser incurred the expense.
[3]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[4]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[5]	Brown Advisory LLC (the "Adviser") has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement for Institutional Shares, Investor Shares and Advisor Shares to 1.00%, 1.15% and 1.40%, respectively, of the Fund’s average daily net assets through October 31, 2026. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations or the limitations in place at the time the reduction was originally made and the reimbursement is made within three years after the date on which the Adviser incurred the expense.
[6]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[7]	Brown Advisory LLC (the "Adviser") has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement for Institutional Shares, Investor Shares and Advisor Shares to 0.93%, 1.08% and 1.33%, respectively, of the Fund’s average daily net assets through October 31, 2026. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations or the limitations in place at the time the reduction was originally made and the reimbursement is made within three years after the date on which the Adviser incurred the expense.
[8]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[9]	Brown Advisory LLC (the "Adviser") has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement for Institutional Shares, Investor Shares and Advisor Shares to 0.70%, 0.85% and 1.10%, respectively, of the Fund’s average daily net assets through October 31, 2026. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations or the limitations in place at the time the reduction was originally made and the reimbursement is made within three years after the date on which the Adviser incurred the expense.
[10]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[11]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[12]	Brown Advisory LLC (the "Adviser") has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement for Institutional Shares, Investor Shares and Advisor Shares to 0.85%, 1.00% and 1.25%, respectively, of the Fund’s average daily net assets through October 31, 2026. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations or the limitations in place at the time the reduction was originally made and the reimbursement is made within three years after the date on which the Adviser incurred the expense.
[13]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[14]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[15]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[16]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[17]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[18]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[19]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[20]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.